Supplementary cash flow information - Other Exploration and Development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	$ (76,005)	$ (63,629)
Fekola Mine, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(3,728)	(15,214)
Masbate Mine, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(3,808)	(4,759)
Otjikoto Mine, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(3,863)	(3,476)
Menankoto Property, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(12,262)	(8,166)
Bantako North Property, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(9,523)	(8,608)
Bakolobi Property, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(8,665)	(2,031)
Dandoko Property, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(6,097)	(896)
Finland Properties, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(7,181)	(9,962)
George Property, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(5,131)	0
Goose Project, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(10,595)	0
Uzbekistan Properties, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(1,089)	(4,072)
Other
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	$ (4,063)	$ (6,445)